PROPERTY AND EQUIPMENT, NET	12 Months Ended
Jan. 02, 2016
PROPERTY AND EQUIPMENT, NET
PROPERTY AND EQUIPMENT, NET

NOTE 5:  PROPERTY AND EQUIPMENT, NET

Property and equipment, net consisted of the following:

In thousands	January 2, 2016	January 3, 2015
Land and buildings	$8,080	$9,300
Machinery and equipment	121,212	140,189
Furniture and fixtures	70,206	61,694
Leasehold improvements	120,605	122,029

	320,103	333,212
Less: Accumulated depreciation and amortization	146,140	159,140

Total property and equipment, net	$173,963	$174,072

Depreciation and amortization expense on property and equipment for the years ended January 2, 2016, January 3, 2015 and December 28, 2013, was $37.8 million, $38.3 million and $28.0 million, respectively, which included depreciation for property and equipment under capital leases of $0.7 million, $0.8 million and $1.9 million, respectively. Machinery and equipment under capital leases was $8.1 million and $9.3 million as of January 2, 2016 and January 3, 2015, respectively.

During the third quarter of 2013, the Company sold its West Chester, OH distribution center (the "Ohio Facility") for net proceeds of $20.3 million and entered into a sale-leaseback arrangement with the buyer for a 10-year term, which was classified as an operating lease. The Company realized a gain of $9.5 million associated with the sale-leaseback, which has been deferred and will be recognized as a reduction to SG&A over the lease term.

During the second quarter of 2013, the Company sold its North Bergen, NJ office for net proceeds of $8.7 million. The Company entered into a sale-leaseback arrangement with the buyer for a 12-year term with two five-year renewal options, which was classified as a capital lease (see Note 9 — Commitments and Contingencies). During the fourth quarter of 2015, the Company initiated a plan to exit approximately 24,000 square feet of the North Bergen, NJ office and recorded a $1.0 million impairment charge related to such action, which was recorded in SG&A on the accompanying Consolidated Statement of Income (see Note 11 — Fair Value Measurements).